Summary of Significant Accounting Policies (Details)				3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 08, 2021 USD ($)	Oct. 08, 2021 USD ($)	Feb. 09, 2021 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Apr. 28, 2020 USD ($)	Apr. 10, 2020 USD ($)	Jun. 24, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Payroll protection program										$ 357,500
Percentage relates to total revenue				5.00%		5.00%		5.00%
Payment for internet and phone orders, percentage						100.00%
Estimated obsolescence allowance				$ 160,824		$ 160,824		$ 12,824
Net loss per share (in Dollars per share) | $ / shares				$ 4,450,460		$ 4,450,460
Outstanding warrants (in Shares) | shares				5,265,722	2,189,835	5,265,722		2,632,278	200,000
Potentially dilutive securities (in Shares) | shares								2,632,278	895,565
Incurred operating losses						$ 1,450,727		$ 789,306
Discontinued operations						381,346
Operating losses incurred						1,373,869
Aggregate principal amount		$ 647,253				24,860,000
Additional borrowings				$ 497,200		497,200		$ 914,000
Total purchase price						24,362,800
Payment of expenses						742,825
Net proceeds						23,619,975
Purchase price for acquisition						10,687,500
Interest rate												7.99%
Number of reportable segments								1
Number of operating segments								2
Retail and appliances segment, description								Asien’s collects 100% of the payment for special-order models including tax and 50% of the payment for non-special orders from the customer at the time the order is placed. Asien’s does not incur incremental costs obtaining purchase orders from customers, however, if Asien’s did, because all Asien’s contracts are less than a year in duration, any contract costs incurred would be expensed rather than capitalized.
Unbilled receivables								$ 38,000	$ 121,989
Allowance for loss								14,614	29,001
Estimated obsolescence allowance								181,370	26,546
Operating losses incurred				$ (973,317)	$ (626,708)	$ 1,157,540	$ (1,341,967)	(3,032,612)	$ (1,313,271)
Net cash used in operating activities								$ 1,933,026
Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate principal amount	$ 24,860,000
Purchase price			$ 100,000,000
Cash transferred			$ 90,000,000
Interest rate			8.00%
Aggregate principal			$ 10,000,000
1847 Asien [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payroll protection program										357,500
Neese [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payroll protection program											$ 383,600
Asien’s [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payroll protection program										$ 357,500
Convertible Notes Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Potentially dilutive securities (in Shares) | shares							2,189,835		695,565